Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2025
Vehicle [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Office and electric equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years